Capital Stock Activity (Details 1) (USD $)	1 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Mar. 31, 2013 Minimum [Member]	Mar. 31, 2013 Maximum [Member]
Options Granted	250,000	303,000	35,000	2,259,348	25,000	2,348,833	2,196,369	953,842	212,289	553,500	1,829,500	334,000	540,000
Exercise Price														$ 0.51	$ 0.53